Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Number of shares outstanding at beginning of year	192,175,042
Number of shares outstanding at end of year	192,552,695	192,175,042
Amount
Balance at the beginning year	$ 5,728.2
Exercise of stock options	2.8	$ 2.9
Dividend reinvestment plan	(34.6)	(29.1)
Balance at the ending year	$ 5,769.1	$ 5,728.2
Common shares
Shareholders' Equity
Shares issued	192,552,695
Shares, par value (dollars per share)	$ 0
Preferred shares
Shareholders' Equity
Shares issued	0
Share capital
Number of shares
Number of shares outstanding at beginning of year	192,175,042	191,892,691
Exercise of stock options	71,864	61,000
Vesting of restricted share units	18,340
Dividend reinvestment plan	287,449	221,351
Number of shares outstanding at end of year	192,552,695	192,175,042
Amount
Balance at the beginning year	$ 5,728.2	$ 5,695.3
Exercise of stock options	3.6	3.8
Vesting of restricted share units	(2.7)
Dividend reinvestment plan	(34.6)	(29.1)
Balance at the ending year	$ 5,769.1	$ 5,728.2